RELATED PARTY TRANSACTIONS - Narrative (Details) € in Millions	6 Months Ended
	Jun. 27, 2025 EUR (€) benefitPlan	Jun. 28, 2024 EUR (€)	Dec. 31, 2024 EUR (€)
Disclosure of transactions between related parties [line items]
Number of post employment defined benefit plan | benefitPlan	2
Employer contributions	€ 5	€ 6
Other related parties
Disclosure of transactions between related parties [line items]
Amounts affecting cost of sales	108	€ 104
Joint ventures, associates and other related parties
Disclosure of transactions between related parties [line items]
Amounts receivable, related party transactions	5		€ 6
Amounts payable, related party transactions	€ 27		€ 21